ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Assets Held for Sale

at December 31	2015
(millions of Canadian $)

Assets Held for Sale
Accounts receivable	4
Inventories	1
Other current assets	1
Plant, property and equipment	14
Total Assets Held for Sale (included in Other current assets, Note 5)	20
Liabilities Related to Assets Held for Sale
Accounts payable and other	38
Other long-term liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	39